Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events:
In January 2019, the Company entered into a 6-month lease for office space in Tampa, Florida related to the relocation of their corporate office beginning February 1, 2019. The monthly rent payment beginning February 1, 2019 is
$3,511.
On January 15, 2019, the Company issued 362,121 shares of common stock to Mayne Pharma in payment of the Series B Preferred Stock dividend for the period of July 1, 2018 through December 31, 2018.